Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $23,738, $7,357 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively)	$ 198,159	$ 205,435	$ 186,953
Time charter and voyage expenses	(14,943)	(12,937)	(13,473)
Direct vessel expenses	0	(25)	(61)
Management fees (entirely through related parties transactions)	(36,173)	(31,689)	(26,343)
General and administrative expenses	(6,305)	(5,555)	(4,965)
Depreciation and amortization	(77,505)	(71,622)	(63,971)
Write-off of intangible asset	0	0	(3,979)
Interest expense and finance cost, net	(16,910)	(10,127)	(9,244)
Interest income	50	229	821
Other income	13,730	22,598	272
Other expense	(1,097)	(409)	(675)
Net income	$ 59,006	$ 95,898	$ 65,335
Weighted average units outstanding (basic and diluted)
Common unit holders	66,317,588	58,008,617	45,409,807
Subordinated unit holders	0	0	7,621,843
Subordinated Series A unit holders	0	0	1,000,000
Earnings per unit (see Note 20):
Common unit (basic and diluted)	$ 0.84	$ 1.61	$ 1.33
Subordinated unit (basic and diluted)	$ 0	$ 0	$ 0.46
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0